Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Prepaid Expenses And Other Current Assets [Abstract]
Prepaid inventories	$ 3,209,413
Other receivable	127,595	127,423
Prepayment	26,974	50,460
Deposit paid	14,635	14,616
Total	$ 3,378,617	$ 192,499